Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Voyage And Vessel Accrued Liabilities Current	$ 109,925	$ 121,937
Interest Payable, Current	25,079	29,371
Employee-related Liabilities, Current	39,298	33,494
Other Accrued Liabilities	6,425	6,487
Contract with Customer, Liability, Current	39,749	36,242
Liabilities of Business Transferred under Contractual Arrangement, Current	0	5,933
Derivative Liability, Current	36,375	39,263
Current portion of operating lease liabilities (note 6)	32,753	61,431
Due to Affiliate, Current	25,442	18,647
Asset Retirement Obligation, Current	19,000	0
Accrued Liabilities and Other Liabilities	303,947	295,001
Office Building [Member]
Current portion of operating lease liabilities (note 6)	$ 2,654	$ 3,627